UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-02021

Deutsche Securities Trust

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154

(Address of principal executive offices) (Zip code)

Paul Schubert

60 Wall Street

New York, NY 10005

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 12/31

Date of reporting period: 9/30/2015

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of September 30, 2015 (Unaudited)

Deutsche Global Real Estate Securities Fund

	Shares	Value ($)
Common Stocks 98.5%
Australia 5.6%
BGP Holdings PLC*	11,394,023	336,116
Dexus Property Group	1,159,414	5,847,543
Federation Centres	6,457,201	12,500,203
Goodman Group	1,174,378	4,868,786
Investa Office Fund	1,874,472	5,219,668
Mirvac Group	11,922,039	14,520,621
Scentre Group	4,392,048	12,069,596
Westfield Corp.	2,659,845	18,699,293
(Cost $74,543,180)		74,061,826
Canada 1.4%
Chartwell Retirement Residences (Units)	711,461	6,552,159
Smart Real Estate Investment Trust	507,879	11,638,021
(Cost $18,254,865)		18,190,180
Channel Islands 0.1%
Camper & Nicholsons Marina Investments Ltd.*	1,550,000	130,097
LXB Retail Properties PLC*	593,660	772,352
(Cost $2,876,065)		902,449
Finland 0.5%
Citycon Oyj* (Cost $7,584,128)	2,627,416	6,470,915
France 4.1%
Gecina SA	105,849	12,892,521
Klepierre	491,776	22,255,190
Societe Fonciere Lyonnaise SA	12,182	532,562
Unibail-Rodamco SE	70,213	18,146,867
(Cost $51,818,715)		53,827,140
Germany 3.5%
ADO Properties SA*	228,340	5,516,278
Alstria Office REIT-AG *	131,194	1,708,445
Deutsche Wohnen AG (Bearer)	380,886	10,170,217
LEG Immobilien AG*	112,122	9,261,347
TLG Immobilien AG	140,475	2,542,861
Vonovia SE	516,333	16,614,785
(Cost $40,706,159)		45,813,933
Hong Kong 7.6%
Cheung Kong Property Holdings Ltd.	2,235,526	16,254,333
Hang Lung Properties Ltd.	2,584,763	5,806,697
Henderson Land Development Co., Ltd.	1,321,835	7,911,815
Hongkong Land Holdings Ltd.	1,783,000	11,810,439
Link REIT	2,476,535	13,597,339
New World Development Co., Ltd.	13,716,555	13,346,801
Sun Hung Kai Properties Ltd.	1,706,175	22,280,368
Swire Properties Ltd.	1,603,350	4,478,537
Wharf Holdings Ltd.	947,448	5,366,775
(Cost $101,027,175)		100,853,104
Ireland 0.5%
Hibernia REIT PLC (a)	352,000	498,736
Hibernia REIT PLC (a)	4,063,966	5,676,342
Cost $6,292,042)		6,175,078
Japan 11.5%
Advance Residence Investment Corp.	637	1,342,867
Aeon Mall Co., Ltd.	34,300	525,757
Daibiru Corp.	345,900	2,691,549
Global One Real Estate Investment Corp.	1,232	3,684,560
Invesco Office J-Reit, Inc.	3,929	3,065,514
Japan Logistics Fund, Inc.	4,237	7,606,025
Japan Real Estate Investment Corp.	2,730	12,581,364
Japan Retail Fund Investment Corp.	3,944	7,639,983
Mitsubishi Estate Co., Ltd.	1,404,000	28,678,505
Mitsui Fudosan Co., Ltd.	1,162,000	31,831,886
Mori Hills REIT Investment Corp.	5,381	6,338,087
Nippon Accommodations Fund, Inc.	1,460	4,854,123
Nippon Building Fund, Inc.	919	4,451,747
Nomura Real Estate Office Fund, Inc.	937	4,241,162
NTT Urban Development Corp.	1,223,300	11,265,787
Tokyo Tatemono Co., Ltd.	998,900	11,894,755
Top REIT, Inc.	779	3,007,494
United Urban Investment Corp.	4,440	5,930,199
(Cost $150,389,695)		151,631,364
Netherlands 0.5%
Wereldhave NV (Cost $6,917,645)	109,312	6,306,434
Singapore 1.7%
Ascendas Real Estate Investment Trust	2,754,500	4,539,164
CapitaLand Commercial Trust	2,962,800	2,797,028
CapitaLand Ltd.	3,815,300	7,217,916
CapitaLand Mall Trust	4,843,100	6,482,447
Mapletree Industrial Trust	1,940,700	2,025,185
(Cost $25,532,051)		23,061,740
Spain 0.2%
Lar Espana Real Estate Socimi SA (Cost $2,868,400)	282,069	2,694,821
Sweden 1.7%
Fabege AB	492,366	7,228,470
Hufvudstaden AB "A"	356,464	4,668,174
Kungsleden AB	759,726	5,113,523
Pandox AB*	365,086	5,317,115
(Cost $21,076,201)		22,327,282
Switzerland 0.6%
PSP Swiss Property AG (Registered)* (Cost $9,182,830)	102,532	8,424,824
United Kingdom 7.3%
British Land Co. PLC	1,774,025	22,497,566
Great Portland Estates PLC	771,581	9,992,328
Hammerson PLC	1,396,138	13,165,966
Helical Bar PLC	464,349	2,890,541
Intu Properties PLC (b)	2,030,221	10,103,544
Land Securities Group PLC	762,062	14,536,824
LondonMetric Property PLC	1,618,185	4,014,198
Safestore Holdings PLC	498,129	2,221,083
Segro PLC	1,690,683	10,985,452
St. Modwen Properties PLC	831,145	5,238,322
(Cost $85,411,492)		95,645,824
United States 51.7%
Agree Realty Corp. (REIT)	106,202	3,170,130
Alexandria Real Estate Equities, Inc. (REIT)	89,635	7,589,395
American Assets Trust, Inc. (REIT)	139,472	5,698,826
American Residential Properties, Inc. (REIT) (b)	204,686	3,534,927
Apartment Investment & Management Co. "A" (REIT)	287,551	10,645,138
Boston Properties, Inc. (REIT)	248,614	29,435,898
Camden Property Trust (REIT)	129,723	9,586,530
Chesapeake Lodging Trust (REIT)	137,949	3,594,951
CoreSite Realty Corp. (REIT)	176,824	9,095,827
CubeSmart (REIT)	464,610	12,642,038
DiamondRock Hospitality Co. (REIT)	309,368	3,418,516
Duke Realty Corp. (REIT)	772,178	14,709,991
Equinix, Inc. (REIT)	31,282	8,552,499
Equity LifeStyle Properties, Inc. (REIT)	234,296	13,722,717
Equity Residential (REIT)	747,385	56,143,561
Essex Property Trust, Inc. (REIT)	99,185	22,159,913
Extra Space Storage, Inc. (REIT)	157,662	12,165,200
Federal Realty Investment Trust (REIT)	143,096	19,525,449
First Industrial Realty Trust, Inc. (REIT)	256,360	5,370,742
General Growth Properties, Inc. (REIT)	1,057,743	27,469,586
HCP, Inc. (REIT) (b)	280,996	10,467,101
Healthcare Trust of America, Inc. "A", (REIT)	400,991	9,828,289
Host Hotels & Resorts, Inc. (REIT)	429,186	6,785,431
Kilroy Realty Corp. (REIT)	272,331	17,745,088
Kimco Realty Corp. (REIT)	848,950	20,739,848
LaSalle Hotel Properties (REIT)	310,143	8,804,960
LTC Properties, Inc. (REIT)	104,746	4,469,512
Mack-Cali Realty Corp. (REIT)	177,363	3,348,613
Medical Properties Trust, Inc. (REIT)	270,362	2,990,204
National Health Investors, Inc. (REIT)	119,695	6,881,266
National Retail Properties, Inc. (REIT)	461,648	16,743,973
Pebblebrook Hotel Trust (REIT)	340,390	12,066,825
Piedmont Office Realty Trust, Inc. "A" (REIT)	471,873	8,441,808
Post Properties, Inc. (REIT)	220,725	12,866,060
Prologis, Inc. (REIT)	748,603	29,120,657
Public Storage (REIT)	120,822	25,569,560
Retail Properties of America, Inc. "A" (REIT)	397,849	5,605,692
Simon Property Group, Inc. (REIT)	313,717	57,636,087
Spirit Realty Capital, Inc. (REIT) (b)	1,081,698	9,886,720
STORE Capital Corp. (REIT)	244,634	5,054,138
Sunstone Hotel Investors, Inc. (REIT)	695,543	9,202,034
Tanger Factory Outlet Centers, Inc. (REIT)	231,746	7,640,666
The Macerich Co. (REIT)	408,826	31,406,013
Urban Edge Properties (REIT)	428,551	9,252,416
Vornado Realty Trust (REIT)	376,099	34,006,872
Welltower, Inc. (REIT)	551,209	37,327,873
(Cost $652,546,377)		682,119,540
Total Common Stocks (Cost $1,257,027,020)		1,298,506,454
Securities Lending Collateral 1.5%
Daily Assets Fund Institutional, 0.17% (c) (d) (Cost $19,806,454)	19,806,454	19,806,454
Cash Equivalents 1.5%
Central Cash Management Fund, 0.12% (c) (Cost $19,995,289)	19,995,289	19,995,289
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $1,296,828,763) †	101.5	1,338,308,197
Other Assets and Liabilities, Net	(1.5)	(19,748,268)
Net Assets	100.0	1,318,559,929

Portfolio holdings in real estate entities outside the United States are generally organized as either corporations, trusts or partnerships subject to the tax laws of their country of domicile.
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†	The cost for federal income tax purposes was $1,341,413,575. At September 30, 2015, net unrealized depreciation for all securities based on tax cost was $3,105,378. This consisted of aggregate gross unrealized depreciation for all securities in which there was an excess of value over tax cost of $75,186,808 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $78,292,186.
(a)	Securities with the same description are the same corporate entity but trade on different stock exchanges.
(b)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at September 30, 2015 amounted to $19,330,842, which is 1.5% of net assets.
(c)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

REIT: Real Estate Investment Trust

At September 30, 2015 the Deutsche Global Real Estate Securities Fund had the following sector diversification:

Sector Diversification	Market Value ($)	As a % of Common Stocks
Diversified	500,540,954	38.5%
Office	167,050,433	12.9%
Apartments	156,038,887	12.0%
Shopping Centers	146,781,933	11.3%
Regional Malls	116,511,686	9.0%
Storage	52,597,881	4.0%
Hotels	43,872,717	3.4%
Industrial	44,122,609	3.4%
Health Care	41,188,531	3.2%
Specialty Services	29,800,823	2.3%
Total	1,298,506,454	100.0%
Sector diversification is subject to change.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2015 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$73,725,710	$336,116	$74,061,826
Canada	18,190,180	—	—	18,190,180
Channel Islands	—	902,449	—	902,449
Finland	—	6,470,915	—	6,470,915
France	—	53,827,140	—	53,827,140
Germany	—	45,813,933	—	45,813,933
Hong Kong	—	100,853,104	—	100,853,104
Ireland	—	6,175,078	—	6,175,078
Japan	—	147,390,202	4,241,162	151,631,364
Netherlands	—	6,306,434	—	6,306,434
Singapore	—	23,061,740	—	23,061,740
Spain	—	2,694,821	—	2,694,821
Sweden	—	22,327,282	—	22,327,282
Switzerland	—	8,424,824	—	8,424,824
United Kingdom	—	95,645,824	—	95,645,824
United States	682,119,540	—	—	682,119,540
Short-Term Investments (e)	39,801,743	—	—	39,801,743
Total	$740,111,463	$593,619,456	$4,577,278	$1,338,308,197

During the period ended September 30, 2015, the amount of transfers between Level 2 and Level 3 was $6,472,604. Investments were transferred from Level 2 to Level 3 as a result of a halt in trading on a securities exchange due to an announcement of a merger.

Transfers between price levels are recognized at the beginning of the reporting period.

(e)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Global Real Estate Securities Fund, a series of Deutsche Securities Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	November 20, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	November 20, 2015

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	November 20, 2015